ACCOUNTS RECEIVABLE, NET	6 Months Ended
Jun. 30, 2011
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET
NOTE D – ACCOUNTS RECEIVABLE, NET

At June 30, 2011 and December 31, 2010, accounts receivable consisted of the following:

	06/30/11	12/31/10
Accounts receivable	$285,162	$240,636
Less: allowance for bad debts	(15,960)	(15,960)
Accounts receivable, net	$269,202	$224,676

For the six months ended June 30, 2011 and 2010, the Company did not incur any bad debt expense.